UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2018

Date of reporting period: July 31, 2017

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ASIA/PACIFIC DIVIDEND ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

AUSTRALIA — 49.36%
Amcor Ltd./Australia	92,892	$1,137,620
AusNet Services	1,147,571	1,497,927
Australia & New Zealand Banking Group Ltd.	55,733	1,318,371
Bendigo & Adelaide Bank Ltd.	160,260	1,422,733
Commonwealth Bank of Australia	20,881	1,395,809
Harvey Norman Holdings Ltd.[a]	418,681	1,460,690
Mineral Resources Ltd.	121,229	1,187,530
Monadelphous Group Ltd.	115,088	1,399,341
National Australia Bank Ltd.	64,379	1,539,340
Suncorp Group Ltd.	136,520	1,557,478
Sydney Airport	287,114	1,542,634
Tabcorp Holdings Ltd.	449,682	1,500,636
Telstra Corp. Ltd.	468,420	1,533,249
Westpac Banking Corp.	54,855	1,393,509
Woodside Petroleum Ltd.	37,790	880,049

		20,766,916
HONG KONG — 27.13%
Giordano International Ltd.	3,112,000	1,733,283
Hang Seng Bank Ltd.	48,300	1,051,324
HK Electric Investments & HK Electric Investments Ltd.[b]	1,732,000	1,643,262
Kerry Properties Ltd.	302,000	1,059,493
New World Development Co. Ltd.	856,000	1,157,386
PCCW Ltd.	2,541,000	1,431,522
Sino Land Co. Ltd.	564,000	931,557
Swire Pacific Ltd. Class A	119,500	1,191,917
VTech Holdings Ltd.	84,000	1,215,342

		11,415,086
NEW ZEALAND — 13.78%
Sky Network Television Ltd.	931,300	2,311,181
SKYCITY Entertainment Group Ltd.	458,061	1,387,462
Spark New Zealand Ltd.	747,134	2,100,614

		5,799,257
SINGAPORE — 9.52%
Singapore Post Ltd.	1,054,500	1,021,712
Singapore Telecommunications Ltd.	410,900	1,201,940
StarHub Ltd.[a]	885,282	1,780,740

		4,004,392

TOTAL COMMON STOCKS
(Cost: $42,376,682)		41,985,651

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.45%

MONEY MARKET FUNDS — 3.45%
BlackRock Cash Funds: Institutional,
SL Agency Shares
1.32%[c,d,e]	1,434,188	$1,434,618
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.98%[c,d]	14,620	14,620

		1,449,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,449,176)		1,449,238

TOTAL INVESTMENTS
IN SECURITIES — 103.24%
(Cost: $43,825,858)[f]		43,434,889
Other Assets, Less Liabilities — (3.24)%		(1,361,464)

NET ASSETS — 100.00%		$42,073,425

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $44,235,083. Net unrealized depreciation was $800,194, of which $2,101,948 represented gross unrealized appreciation on securities and $2,902,142 represented gross unrealized depreciation on securities.

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA/PACIFIC DIVIDEND ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$41,985,651	$—	$—	$41,985,651
Money market funds	1,449,238	—	—	1,449,238

Total	$43,434,889	$—	$—	$43,434,889

2

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS DIVIDEND ETF

July 31, 2017

Security	Shares	Value
COMMON STOCKS — 93.60%

BRAZIL — 7.70%
AES Tiete Energia SA	534,600	$2,405,272
Banco do Brasil SA	307,800	2,826,835
CCR SA	405,000	2,213,568
EDP — Energias do Brasil SA	907,200	4,171,669
Engie Brasil Energia SA	145,800	1,632,960
Multiplus SA	486,000	6,188,141
Transmissora Alianca de Energia Eletrica SA Units	858,600	6,379,741

		25,818,186
CHINA — 13.74%
Agile Group Holdings Ltd.	1,944,000	2,314,834
Agricultural Bank of China Ltd. Class H	6,156,000	2,876,948
ANTA Sports Products Ltd.[a]	486,000	1,667,676
Bank of China Ltd. Class H	5,670,000	2,795,017
China Construction Bank Corp. Class H	3,402,000	2,831,316
China Power International Development Ltd.	12,636,000	4,335,958
Guangzhou R&F Properties Co. Ltd. Class H	4,471,200	7,991,902
Huadian Power International Corp. Ltd. Class H	12,312,000	5,202,153
Huaneng Power International Inc. Class H	8,100,000	5,714,487
Industrial & Commercial Bank of China Ltd. Class H	4,374,000	3,063,421
Shenzhen Investment Ltd.	7,128,000	3,276,444
Shougang Fushan Resources Group Ltd.	6,804,000	1,576,825
Zhejiang Expressway Co. Ltd. Class H	1,944,000	2,426,842

		46,073,823
CZECH REPUBLIC — 2.69%
CEZ AS	264,060	4,775,773
Komercni Banka AS	98,982	4,254,089

		9,029,862
GREECE — 2.10%
OPAP SA	615,076	7,048,701

		7,048,701
INDIA — 0.60%
Reliance Industries Ltd. GDR[b]	40,176	1,992,730

		1,992,730
INDONESIA — 1.36%
Bank Pembangunan Daerah Jawa Timur Tbk PT	96,633,000	4,569,108

		4,569,108
MALAYSIA — 4.17%
Berjaya Sports Toto Bhd[a]	4,762,813	2,647,552
British American Tobacco Malaysia Bhd	243,000	2,497,256
Malayan Banking Bhd	1,587,600	3,537,476
Public Bank Bhd	340,200	1,611,411
Sime Darby Bhd	793,800	1,752,052

Security	Shares	Value
Telekom Malaysia Bhd	1,296,000	$1,925,157

		13,970,904
MEXICO — 1.81%
Grupo Financiero Santander Mexico SAB de CV Series B	2,964,600	6,072,321

		6,072,321
PHILIPPINES — 2.00%
Globe Telecom Inc.	63,990	2,683,370
PLDT Inc.	123,930	4,020,480

		6,703,850
POLAND — 1.23%
Powszechny Zaklad Ubezpieczen SA	336,150	4,124,180

		4,124,180
RUSSIA — 8.26%
MegaFon PJSC GDR[c]	504,468	4,858,027
MMC Norilsk Nickel PJSC	24,786	3,691,455
Mobile TeleSystems PJSC ADR	331,776	2,843,321
PhosAgro PJSC GDR[c]	275,400	3,800,520
Rostelecom PJSC	3,022,920	3,314,792
Severstal PJSC	343,440	4,759,308
Unipro PJSC	109,188,000	4,442,930

		27,710,353
SOUTH AFRICA — 5.95%
Barloworld Ltd.	171,234	1,539,110
Coronation Fund Managers Ltd.	674,892	3,494,732
Foschini Group Ltd. (The)	187,596	2,156,812
MTN Group Ltd.	510,138	4,581,431
RMB Holdings Ltd.	489,402	2,358,774
Tiger Brands Ltd.	41,148	1,245,940
Truworths International Ltd.	427,356	2,448,744
Woolworths Holdings Ltd./South Africa	445,176	2,125,710

		19,951,253
TAIWAN — 25.93%
Asia Cement Corp.	1,944,000	1,718,958
Asustek Computer Inc.	324,000	3,015,151
Casetek Holdings Ltd.	1,088,000	3,437,439
Chunghwa Telecom Co. Ltd.	810,000	2,736,169
Far EasTone Telecommunications Co. Ltd.	972,000	2,349,887
Farglory Land Development Co. Ltd.	3,564,263	4,461,895
Gigabyte Technology Co. Ltd.	2,106,000	2,692,176
Highwealth Construction Corp.	3,564,500	5,902,370
Huaku Development Co. Ltd.	1,944,000	4,113,911
IEI Integration Corp.	1,296,000	1,982,918
Inventec Corp.	4,212,475	3,369,087
Lite-On Technology Corp.	1,627,252	2,632,553
Makalot Industrial Co. Ltd.	972,000	4,345,681
MediaTek Inc.	324,000	2,854,200
Merry Electronics Co. Ltd.	648,000	5,354,308
Novatek Microelectronics Corp.	972,000	3,701,876

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

July 31, 2017

Security	Shares	Value
Radiant Opto-Electronics Corp.	1,782,000	$4,237,307
Simplo Technology Co. Ltd.	1,134,000	3,605,305
Synnex Technology International Corp.	1,944,000	2,163,183
Systex Corp.	1,944,000	3,701,876
Taiwan Cement Corp.	1,458,000	1,689,987
Taiwan Mobile Co. Ltd.	810,000	2,897,120
TSRC Corp.	1,296,925	1,458,184
U-Ming Marine Transport Corp.	1,296,000	1,347,697
Wan Hai Lines Ltd.	5,346,000	3,062,900
Wistron NeWeb Corp.	648,124	2,075,594
WPG Holdings Ltd.	2,430,000	3,404,117
Yeong Guan Energy Technology Group Co. Ltd.	972,000	2,633,161

		86,945,010
THAILAND — 11.11%
Advanced Info Service PCL NVDR	664,200	3,702,586
Charoen Pokphand Foods PCL NVDR	2,251,800	1,664,667
Glow Energy PCL NVDR	1,733,400	4,219,356
Intouch Holdings PCL NVDR	2,413,800	4,334,126
Jasmine International PCL NVDR	13,219,200	2,979,400
Kiatnakin Bank PCL NVDR	2,559,600	5,134,353
Land & Houses PCL NVDR	12,506,400	3,758,328
PTT Global Chemical PCL NVDR	1,020,600	2,200,594
Sansiri PCL NVDR	55,323,066	3,458,055
Siam Cement PCL (The) NVDR	129,600	1,970,688
Thai Oil PCL NVDR	1,490,400	3,840,602

		37,262,755
TURKEY — 3.70%
Eregli Demir ve Celik Fabrikalari TAS	1,686,744	3,752,947
Tofas Turk Otomobil Fabrikasi AS	187,110	1,640,827
Turk Telekomunikasyon ASd	1,430,298	2,942,875
Turk Traktor ve Ziraat Makineleri AS	175,770	4,072,941

		12,409,590
UNITED ARAB EMIRATES — 1.25%
Dubai Islamic Bank PJSC	2,536,596	4,198,942

		4,198,942

TOTAL COMMON STOCKS
(Cost: $295,417,053)		313,881,568

PREFERRED STOCKS — 4.16%

BRAZIL — 1.14%
Cia. Energetica de Minas Gerais, Preference Shares	1,409,463	3,842,760

		3,842,760
RUSSIA — 3.02%
Surgutneftegas OJSC, Preference Shares	21,465,000	10,129,300

		10,129,300

TOTAL PREFERRED STOCKS
(Cost: $15,270,550)		13,972,060

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.32%[e,f,g]	1,499,914	$1,500,364
BlackRock Cash Funds: Treasury, SL Agency Shares
0.98%[e,f]	773,194	773,194

		2,273,558

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,273,460)		2,273,558

TOTAL INVESTMENTS IN SECURITIES — 98.44%
(Cost: $312,961,063)[h]		330,127,186
Other Assets, Less Liabilities — 1.56%		5,215,883

NET ASSETS — 100.00%		$335,343,069

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Non-income earning security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $320,499,494. Net unrealized appreciation was $9,627,692, of which $30,915,911 represented gross unrealized appreciation on securities and $21,288,219 represented gross unrealized depreciation on securities.

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

July 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$313,881,568	$—	$—	$313,881,568
Preferred stocks	13,972,060	—	—	13,972,060
Money market funds	2,273,558	—	—	2,273,558

Total	$330,127,186	$—	$—	$330,127,186

3

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	September 29, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 29, 2017